Other Assets, Net	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets, Net
16. Other Assets, Net
Other assets, net, related to continuing operations, consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Government guaranteed receivables	$66,947	$46,958
Receivables, net of allowance of $5,173 and $0, respectively(1)	53,261	27,825
Retained bonds, at fair value	46,439	55,614
Right-of-use assets (Note 21 - Leases)	27,933	30,684
Loans subject to repurchase from Ginnie Mae	15,631	7,956
Prepaid expenses	10,646	15,732
Servicer advances, net of allowance of $2,416 and $2,115, respectively	7,107	10,552
Margin deposits (Note 13 - Derivative and Risk Management Activities)	4,065	22,787
Deposits	1,191	1,154
Investments	300	6,000
Receivable from clearing organization	—	2,038
Other	31,118	45,121
Total other assets, net	$264,638	$272,421
(1) As of December 31, 2022 and 2021, the Company had an outstanding note receivable balance of $20.0 million and $0.0 million, respectively, with AAG/Bloom, which is included in Receivables in the above table.